Vanguard Mega Cap Growth Index Fund

Supplement Dated July 19, 2024, to the Prospectus and Summary Prospectus Dated December 22, 2023

Important Changes to Vanguard Mega Cap Growth Index Fund

The Board of Trustees of Vanguard World Fund, on behalf of Vanguard Mega Cap Growth Index Fund (the Fund), approved a change to the Fund’s fiscal year-end from August 31 to September 30, effective starting on or about September 10, 2024.

The Fund’s investment objective, strategies, risks, and all other policies will remain unchanged.

© 2024 The Vanguard Group, Inc. All rights reserved.	PS 838B 072024
Vanguard Marketing Corporation, Distributor.

Vanguard World Fund

Supplement Dated July 19, 2024, to the Statement of Additional Information Dated December 22, 2023

Important Changes to Vanguard Mega Cap Growth Index Fund

The Board of Trustees of Vanguard World Fund, on behalf of Vanguard Mega Cap Growth Index Fund (the Fund), approved a change to the Fund’s fiscal year-end from August 31 to September 30, effective starting on or about September 10, 2024.

The Fund’s investment objective, strategies, risks, and all other policies will remain unchanged.

© 2024 The Vanguard Group, Inc. All rights reserved.	SAI 023C 072024
Vanguard Marketing Corporation, Distributor.